Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended			12 Months Ended
	Mar. 02, 2020	Mar. 02, 2020	Feb. 03, 2020	Mar. 20, 2019	Jan. 23, 2020	Jul. 31, 2018	Apr. 25, 2018	Dec. 31, 2019	Jun. 30, 2020	Mar. 05, 2020	Mar. 27, 2019	Mar. 19, 2019	Jan. 15, 2019	Sep. 30, 2018	Jul. 24, 2018	Apr. 29, 2018	Jan. 19, 2018	Feb. 21, 2017
Subsequent Events (Textual)
Sale of common stock, shares						1,075,231		258,536
Sale of purchase price per share												$ 1.85	$ 2.00			$ 1.24	$ 2.111
Gross proceeds of common stock value						$ 1,512		$ 439
Conversion of promissory note											$ 250
Deferred offering costs								$ 95						$ 108	$ 28			$ 96
Private Placement [Member]
Subsequent Events (Textual)
Sale of common stock, shares				1,438,356			806,452	1,267,123
Sale of purchase price per share				$ 1.46					$ 1.21
Gross proceeds of common stock value							$ 1,000
Conversion of promissory note				$ 250
Subsequent Event [Member]
Subsequent Events (Textual)
Sale of common stock, shares			140,085		7,322
Sale of purchase price per share			$ 1.55		$ 1.50
Gross proceeds of common stock value			$ 217		$ 11
Deferred offering costs			$ 14		$ 1
Subsequent Event [Member] | Private Placement [Member]
Subsequent Events (Textual)
Sale of common stock, shares	1,533,058	1,533,058,000
Sale of purchase price per share	$ 1.21	$ 1.21		$ 1,460
Gross proceeds of common stock value		$ 825
Conversion of promissory note	$ 825	$ 825								$ 825
Subsequent events, description	as part of the private placement, $825 of the outstanding principal amount of the Note was converted into 681,818 shares of Common Stock. The remaining 851,240 shares of Common Stock sold resulted in cash proceeds of $1,030.